Restricted Net Assets - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Restrictions for Consolidated and Unconsolidated Subsidiaries [Abstract]
Percentage of after-tax income required to be transferred to statutory general reserve fund	10.00%
Reserve level threshold for mandatory appropriation requirement (as a percent)	50.00%
Restricted net assets	¥ 307,139	¥ 166,267